UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STEVEN B. KLINSKY
Address: 787 SEVENTH AVENUE, 49TH FLOOR
         NEW YORK, NY 10019

Form 13F File Number: 28-12376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   STEVEN B. KLINSKY
Title:  CEO OF NEW MOUNTAIN CAPITAL, L.L.C.
Phone:  (212) 720-0300


Signature, Place, and Date of Signing:

 /s/ Steven B. Klinsky          New York, NY               May 15, 2009
------------------------   ------------------------   ------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name

     28-12378                 NEW MOUNTAIN VANTAGE ADVISERS, L.L.C.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $307,419
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number     Name

    1        28-                      NEW MOUNTAIN CAPITAL, L.L.C.
    2        28-                      NEW MOUNTAIN INVESTMENTS II (CAYMAN), L.P.
    3        28-                      NMI II (CAYMAN) GP, LTD


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
                                                     FORM 13F INFORMATION TABLE

            Column 1              Column 2    Column 3   Column 4             Column 5           Column 6     Column 7     Column 8
---------------------------    ------------  ---------- ----------  -------------------------  -----------  ----------- ------------

                                                                                                                          VOTING
                                                                       SHRS                                              AUTHORITY
                                  TITLE OF                VALUE       OR PRN    SH/    PUT/    INVESTMENT     OTHER     SOLE SHARED
         NAME OF ISSUER             CLASS       CUSIP    (x$1000)       AMT     PRN    CALL    DISCRETION    MANAGERS       NONE
---------------------------    ------------  ---------- ----------  ---------- -----  ------  -----------  ----------- ------------
DELTEK INC                           COM      24784L105   109,469   25,281,624  SH               DEFINED         1          SOLE
SXC HEALTH SOLUTIONS CORP            COM      78505P100    32,516    1,509,564  SH               DEFINED                    SOLE
VALIDUS HOLDINGS LTD               COM SHS    G9319H102   165,434    6,986,241  SH               DEFINED       1,2,3        SOLE
